Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Large Cap Growth Opportunity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 12.5%
Entertainment 8.0%
Electronic Arts, Inc.	457,259	59,800,332
Endeavor Group Holdings, Inc., Class A(a)	754,129	16,583,297
Take-Two Interactive Software, Inc.(a)	192,100	20,303,049
Total		96,686,678
Interactive Media & Services 4.5%
Alphabet, Inc., Class A(a)	534,666	53,995,919
Total Communication Services		150,682,597
Consumer Discretionary 8.3%
Hotels, Restaurants & Leisure 2.5%
Hilton Worldwide Holdings, Inc.	205,850	29,358,327
Specialty Retail 5.8%
Home Depot, Inc. (The)	49,314	15,977,243
TJX Companies, Inc. (The)	673,681	53,928,164
Total		69,905,407
Total Consumer Discretionary		99,263,734
Consumer Staples 6.4%
Beverages 3.9%
Coca-Cola Co. (The)	736,115	46,824,275
Food Products 2.5%
Darling Ingredients, Inc.(a)	253,737	18,225,929
Kellogg Co.	168,070	12,260,707
Total		30,486,636
Total Consumer Staples		77,310,911
Energy 3.4%
Energy Equipment & Services 3.4%
NOV, Inc.	1,438,557	32,309,990
Schlumberger Ltd.	177,016	9,125,175
Total		41,435,165
Total Energy		41,435,165
Financials 2.0%
Capital Markets 2.0%
Northern Trust Corp.	258,066	24,028,525
Total Financials		24,028,525
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.5%
Biotechnology 8.6%
Exact Sciences Corp.(a)	143,592	6,454,460
Horizon Therapeutics PLC(a)	225,301	22,595,437
Mirati Therapeutics, Inc.(a)	213,064	19,469,788
Vertex Pharmaceuticals, Inc.(a)	172,694	54,640,382
Total		103,160,067
Health Care Equipment & Supplies 3.7%
Intuitive Surgical, Inc.(a)	164,261	44,414,532
Health Care Technology 0.7%
Doximity, Inc., Class A(a)	258,391	8,782,710
Pharmaceuticals 2.5%
Eli Lilly & Co.	79,148	29,370,240
Total Health Care		185,727,549
Industrials 11.1%
Aerospace & Defense 1.4%
Howmet Aerospace, Inc.	437,235	16,470,643
Air Freight & Logistics 6.2%
United Parcel Service, Inc., Class B	391,567	74,292,007
Commercial Services & Supplies 1.1%
Cintas Corp.	28,308	13,072,068
Construction & Engineering 1.6%
WillScot Mobile Mini Holdings Corp.(a)	401,443	19,353,567
Road & Rail 0.8%
Uber Technologies, Inc.(a)	349,431	10,182,419
Total Industrials		133,370,704
Information Technology 36.9%
Electronic Equipment, Instruments & Components 5.0%
Rogers Corp.(a)	43,228	4,713,581
Trimble Navigation Ltd.(a)	145,852	8,714,657
Zebra Technologies Corp., Class A(a)	174,921	47,277,648
Total		60,705,886
IT Services 1.1%
Visa, Inc., Class A	59,579	12,928,643
2	Columbia Large Cap Growth Opportunity Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 17.2%
Advanced Micro Devices, Inc.(a)	262,973	20,414,594
Cirrus Logic, Inc.(a)	301,290	22,509,376
GlobalFoundries, Inc.(a)	325,451	20,942,772
Lam Research Corp.	128,298	60,605,409
QUALCOMM, Inc.	550,707	69,658,928
Teradyne, Inc.	140,708	13,149,163
Total		207,280,242
Software 13.6%
Adobe, Inc.(a)	65,031	22,431,143
Aspen Technology, Inc.(a)	49,335	11,371,718
Cadence Design Systems, Inc.(a)	125,094	21,521,172
Crowdstrike Holdings, Inc., Class A(a)	166,460	19,584,019
Microsoft Corp.	238,416	60,829,458
nCino, Inc.(a)	141,754	3,702,614
Salesforce, Inc.(a)	148,257	23,758,184
Total		163,198,308
Total Information Technology		444,113,079
Materials 1.0%
Chemicals 1.0%
Albemarle Corp.	43,429	12,072,828
Total Materials		12,072,828
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
Prologis, Inc.	137,066	16,145,004
Total Real Estate		16,145,004
Utilities 0.9%
Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)	356,489	10,309,662
Total Utilities		10,309,662
Total Common Stocks (Cost $1,146,324,676)		1,194,459,758

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	8,521,088	8,517,680
Total Money Market Funds (Cost $8,516,883)		8,517,680
Total Investments in Securities (Cost: $1,154,841,559)		1,202,977,438
Other Assets & Liabilities, Net		(565,067)
Net Assets		1,202,412,371

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	15,277,661	441,377,860	(448,138,617)	776	8,517,680	(18,927)	258,831	8,521,088
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Opportunity Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT186_02_N01_(01/23)